Shareholder Report, Average Annual Return (Details) DFAS_Continental Small Company Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Continental Small Company Portfolio – Institutional
Average Annual Return, Percent	26.02%	13.12%	9.35%
MSCI Europe ex UK Index (net div.)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe ex UK Index (net div.)
Average Annual Return, Percent	22.22%	12.69%	7.81%
MSCI Europe ex UK Small Cap Index (net div.) [Meber]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI Europe ex UK Small Cap Index (net div.)
Average Annual Return, Percent	24.40%	10.11%	8.26%